Depreciation, Amortization and Impairment - Schedule of Depreciation, Amortization and Impairment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Depreciation and amortisation expense [abstract]
Depreciation	$ 6,096	$ 6,023	$ 8,973
Amortization	21,150	23,335	24,037
Impairment of intangible assets under development	150	138
Total	$ 27,396	$ 29,496	$ 33,010